Derivative financial instruments and hedge accounting (Tables)	12 Months Ended
Dec. 31, 2021
Derivative financial instruments and hedge accounting
Schedule of derivative financial instruments

74
	December 31, 2021			December 31, 2020
	Fair value	Fair value	Level of Fair	Fair value	Fair value	Level of Fair
(€ million)	asset	liability	value	asset	liability	value
Non-hedging derivatives
Derivatives on exchange rate
- Currency swap	113	39	2	125	127	2
- Interest currency swap	30	7	2	128	2	2
- Outright	3	11	2	4	7	2
	146	57	—	257	136	—
Derivatives on interest rate
- Interest rate swap	13	43	2	23	74	2
	13	43	—	23	74	—
Derivatives on commodities
- Future	603	496	1	418	447	1
- Over the counter	102	121	2	89	77	2
- Other	1	55	2	5	—	2
	706	672	—	512	524	—
	865	772	—	792	734	—
Trading derivatives
Derivatives on commodities
- Over the counter	12,050	11,939	2	1,167	1,451	2
- Future	6,555	5,002	1	440	525	1
- Options	—	—	—	4	3	2
	18,605	16,941	—	1,611	1,979	—
Cash flow hedge derivatives
Derivatives on commodities
- Over the counter	7	735	2	209	30	2
- Future	193	1,672	1	119	8	1
	200	2,407	—	328	38	—

Derivatives on interest rate
- Interest rate swap	—	3	2	—	—	—
	—	3	—	—	—	—
	200	2,410	—	328	38	—
Options
- Option embedded in convertible bonds	—	—	—	2	2	2
- Other options	—	62	3	—	51	3
	—	62	—	2	53	—
Gross amount	19,670	20,185	—	2,733	2,804	—
Offsetting	(7,159)	(7,159)	—	(1,033)	(1,033)	—
Net amount	12,511	13,026	—	1,700	1,771	—
Of which:
- current	12,460	12,911	—	1,548	1,609	—
- non-current	51	115	—	152	162	—

Schedule of hedging derivative instruments

Hedging derivative instruments are disclosed below:

	December 31, 2021			December 31, 2020
	Nominal	Change in	Change in	Nominal	Change in	Change in
	amount of	fair value	fair value	amount of	fair value	fair value
	the hedging	(effective	(ineffective	the hedging	(effective	(ineffective
(€ million)	instrument	hedge)	hedge)	instrument	hedge)	hedge)

Cash flow hedge derivatives
Derivatives on commodity
- Over the counter	(461)	(2,016)	(46)	821	(438)	—
- Future	(364)	534	(5)	541	158	(1)
	(825)	(1,482)	(51)	1,362	(280)	(1)

Derivatives on interest rate
- Interest rate swap	84	3	—	—	—	—
	84	3	—	—	—	—
	(741)	(1,479)	(51)	1,362	(280)	(1)

Schedule of breakdown of underlying asset or liability under cash flow hedge

The breakdown of the underlying asset or liability by type of risk hedged under cash flow hedge is provided below:

	December 31, 2021			December 31, 2020
	Change of the			Change of the
	underlying			underlying
	asset used for			asset used for
	the calculation			the calculation
	of hedging	CFH	Reclassification	of hedging	CFH	Reclassification
(€ million)	ineffectiveness	reserve	adjustments	ineffectiveness	reserve	adjustments

Cash flow hedge derivatives
Commodity price risk
- Planned sales	86	(1,272)	(215)	284	(7)	(941)
	86	(1,272)	(215)	284	(7)	(941)

Derivatives on interest rate
- hedged flows	(3)	3	—	—	—	—
	(3)	3	—	—	—	—
	83	(1,269)	(215)	284	(7)	(941)

Schedule of effects recognized in other operating profit (loss)

Other operating profit (loss) related to derivative financial instruments on commodity was as follows:

(€ million)	2021	2020	2019
Net income (loss) on cash flow hedging derivatives	(51)	(1)	(2)
Net income (loss) on other derivatives	954	(765)	289
	903	(766)	287

Schedule of effects recognized in finance income (loss)

(€ million)	2021	2020	2019
Derivatives on exchange rate	(322)	391	9
Derivatives on interest rate	16	(40)	(23)
	(306)	351	(14)